Note 22 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
22	Cash and cash equivalents

	2021	2020

Bank balances	17,152	19,092
Cash and cash equivalents	17,152	19,092
Bank overdrafts used for cash management purposes	(887)	–
Net cash and cash equivalents at year end	16,265	19,092

The Group’s exposure to interest rate risk and a sensitivity analysis for financial assets and liabilities is disclosed in note 33.

		Interest rate
Overdraft facilities
Stanbic Bank - RTGS$ denomination	112,000,000	32%
Stanbic Bank - USD denomination	1,000,000	10%